Long Term Investments (Tables)	6 Months Ended
Jun. 30, 2025
Long Term Investments [Abstract]
Schedule of Long Term Investments
	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2024	162,430	91,981	254,411
Additions	-	19,500	19,500
Decrease	-	(444)	(444)
Share of loss in equity method investee	(5,742)	-	(5,742)
Exchange difference	87	-	87
Impairment	-	(10,425)	(10,425)
Balance as of December 31, 2024	156,775	100,612	257,387

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2025	156,775	100,612	257,387	35,930
Additions	-	6,000	6,000	838
Share of loss in equity method investees	(971)	-	(971)	(136)
Exchange difference	(202)	-	(202)	(28)
Balance as of June 30, 2025	155,602	106,612	262,214	36,604

(i)

Cost-method investments include the following items:

In 2020, the Company invested RMB5,000 for 1.70% equity interest in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. As of June 30, 2025, the Company received principal refund of RMB888.

On December 9, 2022, the Company invested RMB5,000 for 1.12% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd.(“Banyou”) for its 7.6923% equity interest. On July 3, 2023, the Company signed a purchase agreement with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”) to purchase 11.5385% equity interest of Banyou for a consideration of RMB37,500. Together with the newly acquired equity interest, the Company holds in total of 19.2308% equity interest in Banyou, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 19, 2023, the Company fully paid RMB37,500 to Qingdao LP.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023 and April 21, 2025, the Company invested RMB3,500 and RMB5,000 in Hainan Jiuhe, respectively.

On March 12, 2024, the Company entered into an equity purchase agreement with Qingdao LP for a consideration of RMB13,500 to purchase 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd (“Zhange”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 14, 2024, the Company paid RMB13,500 to Qingdao LP.

On December 23, 2024, the Company invested RMB2,000 in Shenzhen Leyishang E-commerce Co., Ltd (“Shenzhen Leyishang”) for its 10% equity interest. On June 18, 2025, the Company further invested RMB1,000 in Shenzhen Leyishang for its 2.25% equity interest and after this investment, the Company holds total 12.25% equity interest in Shenzhen Leyishang. The Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)

Equity investments include the following items:

On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao LP, which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of loss RMB742 and RMB747 (US$105) for the six months ended June 30, 2024 and 2025, respectively.

On September 6, 2023, the Company signed a share purchase agreement to invest up to US$3,000 (RMB21,384) into DVCC TECHNOLOGY L.L.C (“DVCC”) for its 30% equity interest, the investment will be paid in two tranches (a) US$1,000 will be paid in five days after the completion of the corresponding condition is completed; (b)US$2,000 no later than ten days after the completion of the corresponding condition. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of loss RMB2,814 and RMB224(US$31) for the six months ended June 30, 2024 and 2025, respectively.